Recent Accounting Pronouncements (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of initial application of standards or interpretations [abstract]
Schedule of Operating Lease Liabilities

2019

Operating lease commitments disclosed as at December 31, 2018	1,620

Discounted using the lessee’s incremental borrowing rate of at the date of initial application:

Lease liability recognized as at January 1, 2019	1,522
Current lease liabilities	629
Non-current lease liabilities	893

During the six-month period ended June 30, 2019
Cash lease payments made	348
Interest paid as charged to comprehensive profit and loss as other finance income	38
Payment against lease liabilities	310
Foreign exchange	7

Lease liability recognized as at June 30, 2019	1,205
Current lease liabilities	635
Non-current lease liabilities	570

Schedule of Maturity of Operating Lease Liabilities	The Company’s lease liabilities come due, as at June 30, 2019, as follows:
$
Less than 1 year	635
1 - 3 years	560
4 - 5 years	10
More than 5 years	—
Total	1,205

Schedule of Right of Use Assets

	Building	Cars and equipment	Total
	$	$	$
Cost
At January 1, 2019	735	124	859
Additions	—	26	26
Disposals	—	(25)	(25)
Impact of foreign exchange rate changes	(4)	(5)	(9)
At June 30, 2019	731	120	851

	Building	Cars and equipment	Total
	$	$	$
Accumulated Amortization
At January 1, 2019	—	—	—
Disposals	—	(3)	(3)
Amortization	87	30	117
Impairment	401	—	401
Impact of foreign exchange rate changes	(2)	(2)	(4)
At June 30, 2019	486	25	511

	Building	Cars and equipment	Total
	$	$	$
Carrying amount
At June 30, 2019	245	95	340